SEGMENT AND RELATED INFORMATION (TABLES)	12 Months Ended
Jan. 03, 2014
Segment reporting [Abstract]
Segment reporting, disclosure of entity's reportable segments [Table Text Block]
	Year Ended
	January 3,	December 28,	December 30,
(In millions)	2014	2012	2011
Revenues
Infrastructure & Environment	$3,634.1	$3,714.4	$3,761.0
Federal Services (1)	3,157.2	3,774.9	4,013.9
Energy & Construction (2)	2,417.8	2,412.9	1,932.5
Oil & Gas (2)	1,941.8	1,233.1	—
Inter-segment, eliminations and other	(160.2)	(162.8)	(162.4)
Total revenues	$10,990.7	$10,972.5	$9,545.0
Equity in income (loss) of unconsolidated joint ventures
Infrastructure & Environment	$2.4	$4.0	$3.9
Federal Services (1)	84.9	83.4	114.7
Energy & Construction (2)	8.1	16.0	13.6
Oil & Gas (2)	(1.8)	4.2	—
Total equity in income of unconsolidated joint ventures	$93.6	$107.6	$132.2
URS operating income (loss) (3)
Infrastructure & Environment	$209.0	$213.4	$222.0
Federal Services (1)	307.8	300.9	276.8
Energy & Construction (2)	52.4	96.7	54.6
Oil & Gas (2)	17.0	59.4	—
Corporate (4)	(77.5)	(99.7)	(79.5)
Total URS operating income	$508.7	$570.7	$473.9
Operating income (loss) (5)
Infrastructure & Environment	$210.7	$215.5	$222.0
Federal Services (1,5)	370.3	378.9	25.5
Energy & Construction (2)	71.3	132.8	83.1
Oil & Gas (2)	16.0	58.4	—
Corporate (4)	(77.5)	(99.7)	(79.5)
Total operating income	$590.8	$685.9	$251.1
Capital expenditures
Infrastructure & Environment	$36.9	$42.5	$51.2
Federal Services (1)	13.0	5.9	5.8
Energy & Construction (2)	16.8	18.4	13.8
Oil & Gas (2)	57.1	73.2	—
Corporate	12.6	13.2	10.9
Total capital expenditures	$136.4	$153.2	$81.7
Depreciation and amortization
Infrastructure & Environment	$50.0	$56.0	$55.0
Federal Services (1)	47.8	45.3	36.3
Energy & Construction (2)	40.7	49.2	45.1
Oil & Gas (2)	116.9	76.5	—
Corporate	8.8	6.6	6.3
Total depreciation and amortization	$264.2	$233.6	$142.7

  The operating results of Apptis have been included in our consolidated results since the acquisition on June 1, 2011.
  The operating results of Flint have been included in our consolidated results since the acquisition on May 14, 2012.

  We are providing information regarding URS operating income (loss) by segment because management uses this information to assess performance and make decisions about resource allocation.
  Corporate includes expenses related to corporate functions and acquisition-related expenses.
  The operating income for the year ended December 30, 2011 included a $351.3 million goodwill impairment charge. See Note 9, “Goodwill and Intangible Assets,” for more information.

Reconciliation of other significant reconciling items from segments to consolidated [Table Text Block]
	Year Ended January 3, 2014
	Infrastructure		Energy	Oil
	&	Federal	&	&
(In millions)	Environment	Services	Construction	Gas	Corporate	Consolidated
URS operating income	$209.0	$307.8	$52.4	$17.0	$(77.5)	$508.7
Noncontrolling interests	1.7	62.5	18.9	(1.0)	—	82.1
Operating income (loss)	$210.7	$370.3	$71.3	$16.0	$(77.5)	$590.8

	Year Ended December 28, 2012
	Infrastructure		Energy	Oil
	&	Federal	&	&
(In millions)	Environment	Services	Construction	Gas	Corporate	Consolidated
URS operating income	$213.4	$300.9	$96.7	$59.4	$(99.7)	$570.7
Noncontrolling interests	2.1	78.0	36.1	(1.0)	—	115.2
Operating income (loss)	$215.5	$378.9	$132.8	$58.4	$(99.7)	$685.9

	Year Ended December 30, 2011
	Infrastructure		Energy	Oil
	&	Federal	&	&
(In millions)	Environment	Services	Construction	Gas	Corporate	Consolidated
URS operating income	$222.0	$276.8	$54.6	$—	$(79.5)	$473.9
Noncontrolling interests	—	100.0	28.5	—	—	128.5
Goodwill impairment	—	(351.3)	—	—	—	(351.3)
Operating income (loss)	$222.0	$25.5	$83.1	$—	$(79.5)	$251.1

Schedule of investments in and advances to unconsolidated joint ventures and property and equipment, net of accumulated depreciation by segment [Table Text Block]
	January 3,	December 28,
(In millions)	2014	2012
Infrastructure & Environment	$8.0	$8.2
Federal Services	95.4	111.0
Energy & Construction	21.3	19.1
Oil & Gas	120.9	140.0
Total investments in and advances to unconsolidated joint ventures	$245.6	$278.3

Infrastructure & Environment	$135.9	$138.7
Federal Services	38.8	41.6
Energy & Construction	52.7	55.4
Oil & Gas	351.6	424.9
Corporate	29.1	26.9
Total property and equipment, net of accumulated depreciation	$608.1	$687.5

Reconciliation of assets from segment to consolidated [Table Text Block]
	January 3,	December 28,
(In millions)	2014	2012

Infrastructure & Environment	$2,119.5	$2,222.1
Federal Services	2,727.6	2,911.6
Energy & Construction	2,117.6	2,195.9
Oil & Gas	1,495.6	1,739.3
Corporate	257.7	192.1
Total assets	$8,718.0	$9,261.0

Schedule of revenues from external customers, by geographical areas [Table Text Block]
	Years Ended
	January 3,	December 28,	December 30,
(In millions)	2014	2012	2011
Revenues
United States	$8,136.7	$8,640.2	$8,329.7
Canada (1)	1,879.5	1,304.0	180.3
Other countries	1,001.8	1,056.0	1,065.3
Eliminations	(27.3)	(27.7)	(30.3)
Total revenues	$10,990.7	$10,972.5	$9,545.0

  Revenues from Canada exceeded 10% of our consolidated revenues for the years ended January 3, 2014 and December 28, 2012 due to our acquisition of Flint in fiscal year 2012.

Schedule of net property and equipment from external customers by geographical areas [Table Text Block]
	January 3,	December 28,
(In millions)	2014	2012
Property and equipment, net (1)
United States	$313.6	$320.4
International:
Canada	249.9	313.2
Other countries	44.6	53.9
Total international	294.5	367.1
Total property and equipment, net	$608.1	$687.5

  Property and equipment, net is categorized by the location of incorporation of the legal entities.

Revenues from major customers [Table Text Block]
	Year Ended
	January 3,	December 28,	December 30,
(In millions, except percentages)	2014	2012	2011
The U.S. Army (1)
Infrastructure & Environment	$125.2	$128.4	$141.7
Federal Services	1,100.3	1,497.8	1,352.4
Energy & Construction	149.5	128.8	198.2
Total U.S. Army	$1,375.0	$1,755.0	$1,692.3
Revenues from the U.S. Army as a percentage of our consolidated revenues	13%	16%	18%

DOE
Infrastructure & Environment	$4.7	$5.6	$5.9
Federal Services	821.9	984.0	1,260.5
Energy & Construction	4.6	0.1	2.6
Total DOE	$831.2	$989.7	$1,269.0
Revenues from DOE as a percentage of our consolidated revenues	8%	9%	13%

Revenues from the federal market sector as a percentage of our consolidated revenues	34%	40%	49%

	Year Ended
	January 3,	December 28,	December 30,
(In millions, except percentages)	2014	2012	2011
The U.S. Army (1)
Infrastructure & Environment	$125.2	$128.4	$141.7
Federal Services	1,100.3	1,497.8	1,352.4
Energy & Construction	149.5	128.8	198.2
Total U.S. Army	$1,375.0	$1,755.0	$1,692.3
Revenues from the U.S. Army as a percentage of our consolidated revenues	13%	16%	18%

DOE
Infrastructure & Environment	$4.7	$5.6	$5.9
Federal Services	821.9	984.0	1,260.5
Energy & Construction	4.6	0.1	2.6
Total DOE	$831.2	$989.7	$1,269.0
Revenues from DOE as a percentage of our consolidated revenues	8%	9%	13%

Revenues from the federal market sector as a percentage of our consolidated revenues	34%	40%	49%

  The U.S. Army includes U.S. Army Corps of Engineers.